INVESTMENTS - Disposals of Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS
Fair value at the time of sale of equity investment	$ 4.3
Cumulative net gain before tax on disposal of equity investment	5.9
Cumulative net gain on disposal of equity investment	$ 5.1
Disposals of equity securities		$ 0.0